Commitments and Contingencies - Teekay Nakilat Joint Venture (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) agreement vessel	Dec. 31, 2016 USD ($)
Teekay Nakilat Corporation
Capital Leased Assets [Line Items]
Number of capital leases | agreement	3
Term of contract	30 years
Number of vessels | vessel	3
Carrying value of guarantee liability	$ 12.7	$ 13.3
Teekay Nakilat Corporation | Security Deposit
Capital Leased Assets [Line Items]
Security deposit against future claims	$ 7.0	$ 6.8
Teekay Nakilat Joint Venture
Capital Leased Assets [Line Items]
Partnership interest owned	70.00%
Teekay Nakilat Joint Venture | Foreign Tax Authority
Capital Leased Assets [Line Items]
Present value of the lease rental increase claim	$ 44.0